Average Annual Total Returns - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2024
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.86%
Past 5 years	8.27%
Past 10 years	7.09%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.10%
Past 5 years	6.60%
Past 10 years	5.35%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.15%
Past 5 years	6.21%
Past 10 years	5.23%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.36%
Past 5 years	8.73%
Past 10 years	7.08%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.12%
Past 5 years	8.51%
Past 10 years	7.08%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.43%
Past 5 years	9.83%
Past 10 years	8.01%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.58%
Past 5 years	9.97%
Since Inception	7.72%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0611
Average Annual Return:
Past 1 year	9.60%
Past 5 years	8.59%
Past 10 years	8.39%

[1]	AFrom October 2, 2018.